Note 1 - The Company and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1.        The Company and Basis of Presentation

On September 23, 2014, Viveve Medical, Inc. (formerly PLC Systems Inc.), a Yukon Territory corporation (“Viveve Medical”, the “Company”, “we”, “our”, or “us”) completed a reverse acquisition and recapitalization pursuant to the terms and conditions of an Agreement and Plan of Merger (“Merger Agreement”) by and among the Company, Viveve®, Inc., a Delaware corporation (“Viveve”) and PLC Systems Acquisition Corp., a wholly owned subsidiary of the Company (the “Merger”). As of that date, Viveve operates as a wholly-owned subsidiary of the Company and the Company changed its name to Viveve Medical, Inc. Viveve Medical competes in the women’s health market with a focus on the Viveve System™ to improve women’s overall sexual well-being and quality of life, retained all its personnel and continues to be headquartered in Sunnyvale, California.

At the effective time of the Merger, the Company divested the ownership of its former operating subsidiaries, PLC Medical Systems, Inc. and PLC Systemas Medicos Internacionais, which will operate as independent entities going forward under new ownership.

In connection with the Merger, certain outstanding convertible bridge notes in the aggregate principal amount of $4,875,000 and related accrued interest of approximately $522,000 were extinguished.

Additionally, warrant liabilities of Viveve for approximately $572,000 were extinguished in connection with the Merger.

Pursuant to the Merger Agreement, all shares of capital stock (including common and preferred stock) of Viveve owned by accredited investors were converted into 3,743,282 shares of the Company's common stock which represented approximately 62% of the issued and outstanding shares of common stock of the Company on a fully diluted basis. In addition, non-accredited investors of Viveve were entitled to receive approximately $16,000 in exchange for the shares of common stock of Viveve owned by such holders upon closing. Upon the closing of the Merger, an additional 943,596 shares of the Company’s common stock were issued upon the automatic conversion of a warrant issued in exchange for the cancellation of related party convertible bridge notes.

The acquisition was accounted for as a reverse merger and recapitalization effected by a share exchange. Viveve is considered the acquirer for accounting and financial reporting purposes. The assets and liabilities of the acquired entity have been brought forward at their book value and no goodwill has been recognized.

Concurrent with the Merger, Viveve Medical completed a private placement for total gross proceeds of approximately $6 million (including the conversion of approximately $1.5 million in outstanding convertible bridge notes). As a result, Viveve Medical issued 11,305,567 shares of common stock (which excludes an additional 101,365 shares of common stock which were not issued as a result of beneficial ownership limitations) and 5-year warrants to purchase up to 940,189 shares of common stock at an exercise price of $0.53 per share.

On May 14, 2015, in connection with the closing of a private placement (the “May 2015 Offering”), Viveve Medical issued an aggregate of 32,432,432 shares of common stock at $0.37 per share for gross proceeds of approximately $12,000,000 in accordance with the terms and conditions of those certain Securities Purchase Agreements by and between the Company and certain accredited investors. The net proceeds to the Company after the deduction of placement agent commissions and other expenses were approximately $11,040,000.

Interim Unaudited Financial Information

The accompanying unaudited condensed consolidated financial statements of Viveve Medical have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for interim financial information and pursuant to the instructions to Form 10-Q and Article 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by US GAAP for complete financial statements. In the opinion of management, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation of the condensed consolidated financial statements have been included.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto, included in the Annual Report on Form 10-K for the year ended December 31, 2014, which was filed with the Securities and Exchange Commission on March 16, 2015. The results of operations for the three and nine months ended September 30, 2015 are not necessarily indicative of the results for the year ending December 31, 2015 or any future interim period.

1.         The Company and Basis of Presentation

On September 23, 2014, PLC Systems Inc., a Yukon Territory corporation (“PLC”) completed an Agreement and Plan of Merger (“Merger Agreement” or “Merger”) with Viveve®, Inc., a Delaware corporation (“Viveve”). As of that date, Viveve operates as a wholly-owned subsidiary of PLC and PLC is known as Viveve Medical, Inc. (“Viveve Medical”, the “Company”, “we”, “our”, or “us”). Viveve Medical competes in the women’s health market with a focus on the Viveve System™ to improve women’s overall sexual well-being and quality of life, retained all its personnel and continues to be headquartered in Sunnyvale, California.

At the effective time of the Merger, PLC divested its ownership of its former operating subsidiaries, PLC Medical Systems, Inc. and PLC Systemas Medicos Internacionais, which will operate as independent entities going forward under new ownership.

In preparation for the stock exchange pursuant to the Merger, Viveve convertible bridge notes in the aggregate amount of $4,875,000 and related accrued interest of approximately $522,000 were extinguished.

Additionally, Viveve warrant liabilities of approximately $572,000 were extinguished in preparation of the stock exchange pursuant to the Merger.

Pursuant to the Merger Agreement, all shares of capital stock (including common and preferred stock) of Viveve were converted into 3,743,282 shares of the Company's common stock which represented approximately 62% of the issued and outstanding shares of common stock of the Company on a fully diluted basis. In addition, non-accredited investors were entitled to receive approximately $16,000 upon closing. Upon the closing of the Merger, the Company issued an additional 943,596 shares of common stock upon the automatic conversion of a warrant issued in exchange for the cancellation of related party convertible bridge notes.

The acquisition was accounted for as a reverse merger and recapitalization effected by a share exchange. Viveve is considered the acquirer for accounting and financial reporting purposes. The assets and liabilities of the acquired entity have been brought forward at their book value and no goodwill has been recognized.

Concurrent with the Merger, Viveve Medical completed a private placement for total gross proceeds of approximately $6 million (including approximately $1.5 million of convertible bridge note conversion). As a result, Viveve Medical issued 11,305,567 shares of common stock and 5-year warrants to purchase up to 940,189 shares of common stock at an exercise price of $0.53 per share.

The accompanying consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred net losses from operations since its inception and has an accumulated deficit of $36,085,000 as of December 31, 2014. Management expects operating losses to continue through the foreseeable future. The Company's ability to transition to attaining profitable operations is dependent upon achieving a level of revenues adequate to support its cost structure. The Company has not generated significant revenues and has funded its operating losses through the sale of preferred and common stock and the issuance of debt. The Company has a limited operating history and its prospects are subject to risks, expenses and uncertainties frequently encountered by companies in the industry. These risks include, but are not limited to, the uncertainty of availability of additional financing and the uncertainty of achieving future profitability. Management of the Company intends to raise additional funds through the issuance of equity securities. There can be no assurance that such financing will be available or on terms which are favorable to the Company. Failure to generate sufficient cash flows from operations, raise additional capital or reduce certain discretionary spending could have a material adverse effect on the Company’s ability to achieve its intended business objectives. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not contain any adjustments that might result from the outcome of this uncertainty.